Subsequent Events (Details) - Series J Preferred Stock - $ / shares			12 Months Ended
	Feb. 16, 2023	Mar. 15, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Preferred shares, dividend rate		4.875%	4.875%
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (per share)	$ 0.3046875